COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Chief Executive Officer [Member] USD ($)	Sep. 30, 2012 Chief Executive Officer [Member] CNY	Sep. 30, 2012 Vice President [Member] USD ($)	Sep. 30, 2012 Vice President [Member] CNY	Sep. 30, 2012 Manager One [Member] USD ($)	Sep. 30, 2012 Manager One [Member] CNY	Sep. 30, 2012 Manager Two [Member] USD ($)	Sep. 30, 2012 Manager Two [Member] CNY	Sep. 30, 2012 Manager Three [Member] USD ($)	Sep. 30, 2012 Manager Three [Member] CNY	Sep. 30, 2012 Manager Assistant [Member] USD ($)	Sep. 30, 2012 Manager Assistant [Member] CNY	Sep. 30, 2012 Director [Member] USD ($)	Sep. 30, 2012 Director [Member] CNY
Officers' Compensation	$ 28,436	180,000	$ 18,958	120,000	$ 18,958	120,000	$ 18,958	120,000	$ 22,749	144,000	$ 18,958	120,000	$ 20,853	132,000
Employment Term	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014